UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Geoffrey Raynor
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: *

Name:  Geoffrey Raynor
Title:
Phone: 972-237-2922

Signature, Place, and Date of Signing:

    /s/ Geoffrey Raynor     Fort Worth, Texas         May 14, 2007
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-10108                  Scepter Holdings, Inc.

*Attached hereto as Exhibit 24 is a Power of Attorney authorizing each of William B. Holloway, Jr. and Brandon Teague to sign Form 13F reports on behalf of Geoffrey Raynor.